Insurance technical provisions and pension plans (Details 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	R$ 5,818,525	R$ 5,879,921
Liquid outstanding claims for reinsurance	4,332,935	R$ 4,190,074
Year claims were notified - Up to 2008
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	940,357
Payments of claims	(874,391)
Liquid outstanding claims for reinsurance	65,966
Year claims were notified - Up to 2008 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	852,110
Year claims were notified - Up to 2008 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	861,992
Year claims were notified - Up to 2008 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	878,363
Year claims were notified - Up to 2008 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	874,269
Year claims were notified - Up to 2008 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	872,339
Year claims were notified - Up to 2008 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	870,461
Year claims were notified - Up to 2008 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	871,248
Year claims were notified - Up to 2008 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	872,001
Year claims were notified - Up to 2008 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	875,280
Year claims were notified - Up to 2008 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	870,736
Year claims were notified - Up to 2008 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	940,357
Year claims were notified - 2009
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	950,290
Payments of claims	(933,233)
Liquid outstanding claims for reinsurance	17,057
Year claims were notified - 2009 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	901,321
Year claims were notified - 2009 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	926,499
Year claims were notified - 2009 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	943,781
Year claims were notified - 2009 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	937,472
Year claims were notified - 2009 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	944,170
Year claims were notified - 2009 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	954,487
Year claims were notified - 2009 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	951,993
Year claims were notified - 2009 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	944,581
Year claims were notified - 2009 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	944,664
Year claims were notified - 2009 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	950,290
Year claims were notified - 2010
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,017,016
Payments of claims	(983,539)
Liquid outstanding claims for reinsurance	33,477
Year claims were notified - 2010 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,007,851
Year claims were notified - 2010 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,015,094
Year claims were notified - 2010 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,021,283
Year claims were notified - 2010 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,011,228
Year claims were notified - 2010 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,022,136
Year claims were notified - 2010 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,019,647
Year claims were notified - 2010 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,017,766
Year claims were notified - 2010 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,009,936
Year claims were notified - 2010 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,017,016
Year claims were notified - 2011
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,209,690
Payments of claims	(1,159,655)
Liquid outstanding claims for reinsurance	50,035
Year claims were notified - 2011 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,191,045
Year claims were notified - 2011 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,188,264
Year claims were notified - 2011 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,188,774
Year claims were notified - 2011 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,197,624
Year claims were notified - 2011 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,195,079
Year claims were notified - 2011 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,201,083
Year claims were notified - 2011 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,200,703
Year claims were notified - 2011 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,209,690
Year claims were notified - 2012
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,239,976
Payments of claims	(1,194,341)
Liquid outstanding claims for reinsurance	45,635
Year claims were notified - 2012 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,235,104
Year claims were notified - 2012 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,226,271
Year claims were notified - 2012 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,236,289
Year claims were notified - 2012 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,236,075
Year claims were notified - 2012 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,234,363
Year claims were notified - 2012 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,233,898
Year claims were notified - 2012 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,239,976
Year claims were notified - 2013
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,304,644
Payments of claims	(1,237,017)
Liquid outstanding claims for reinsurance	67,627
Year claims were notified - 2013 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,305,822
Year claims were notified - 2013 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,298,610
Year claims were notified - 2013 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,326,512
Year claims were notified - 2013 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,309,876
Year claims were notified - 2013 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,296,147
Year claims were notified - 2013 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,304,644
Year claims were notified - 2014
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,242,937
Payments of claims	(1,124,959)
Liquid outstanding claims for reinsurance	117,978
Year claims were notified - 2014 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,330,460
Year claims were notified - 2014 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,373,160
Year claims were notified - 2014 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,368,575
Year claims were notified - 2014 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,277,276
Year claims were notified - 2014 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,242,937
Year claims were notified - 2015
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,323,435
Payments of claims	(1,143,581)
Liquid outstanding claims for reinsurance	179,854
Year claims were notified - 2015 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,415,524
Year claims were notified - 2015 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,425,789
Year claims were notified - 2015 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,403,515
Year claims were notified - 2015 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,323,435
Year claims were notified - 2016
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,468,731
Payments of claims	(1,296,273)
Liquid outstanding claims for reinsurance	172,458
Year claims were notified - 2016 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,493,336
Year claims were notified - 2016 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,491,439
Year claims were notified - 2016 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,468,731
Year claims were notified - 2017
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,487,961
Payments of claims	(1,285,409)
Liquid outstanding claims for reinsurance	202,552
Year claims were notified - 2017 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,537,474
Year claims were notified - 2017 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,487,961
Year claims were notified - 2018
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,438,028
Payments of claims	(1,047,827)
Liquid outstanding claims for reinsurance	390,201
Year claims were notified - 2018 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,438,028
Year claims were notified - Total
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	13,623,065
Payments of claims	(12,280,225)
Liquid outstanding claims for reinsurance	R$ 1,342,840